THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.5%

	Shares	Value

BRAZIL — 15.0%

B3 - Brasil Bolsa Balcao	39,475,972	$98,769,372

Banco BTG Pactual *	26,373,176	119,584,040

Centrais Eletricas Brasileiras	33,739,049	269,158,340

Petroleo Brasileiro ADR	43,609,665	464,442,932

Vale	31,431,286	529,118,367

		1,481,073,051

CHINA — 7.1%

Baoshan Iron & Steel, Cl A	101,311,839	81,466,862

China Hongqiao Group	10,761,301	10,161,601

China Overseas Land & Investment	11,900,024	31,408,336

China Resources Land	7,817,515	35,807,553

China Shenhua Energy, Cl H	25,275,924	73,027,000

PetroChina, Cl H	333,716,481	152,642,597

PICC Property & Casualty, Cl H	66,897,381	63,512,206

Ping An Insurance Group of China, Cl A	13,281,075	89,792,501

Wuliangye Yibin, Cl A	3,074,106	79,902,788

Zijin Mining Group, Cl A	55,199,924	79,404,928

		697,126,372

FRANCE — 3.7%

TotalEnergies	5,763,000	360,729,517

INDIA — 33.6%

Bajaj Finserv	2,592,008	48,495,583

Bharti Airtel	20,107,059	195,918,050

Cipla	9,337,016	121,433,124

Coal India	30,381,793	82,647,437

HDFC Asset Management	4,864,125	128,261,679

Housing Development Finance	15,841,942	505,073,205

ICICI Bank	26,423,432	284,531,783

ITC	159,599,760	639,614,413

JSW Steel	9,901,156	91,920,499

NTPC	48,249,228	97,075,837

Power Grid Corp of India	44,584,483	115,166,252

Reliance Industries	13,553,044	417,288,936

State Bank of India	36,839,709	273,280,907

Sun Pharmaceutical Industries	16,411,972	198,657,667

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Tata Steel	85,038,115	$115,792,864

		3,315,158,236

INDONESIA — 4.5%

Bank Central Asia	432,285,830	237,420,514

Bank Mandiri Persero	312,377,337	199,154,975

Bank Negara Indonesia Persero	10,518,668	6,233,159

		442,808,648

ITALY — 1.6%

Eni	11,024,961	156,327,850

MACAO — 0.3%

Sands China *	8,131,592	26,983,931

MEXICO — 5.9%

America Movil	210,208,239	189,850,544

Grupo Financiero Banorte, Cl O	21,109,218	151,912,493

Wal-Mart de Mexico	68,316,948	241,474,368

		583,237,405

NETHERLANDS — 5.7%

ASML Holding	235,193	126,458,376

Heineken	2,337,607	219,243,432

Shell	7,498,246	211,905,734

		557,607,542

RUSSIA — 0.0%

Gazprom PJSC (A)	30,141,513	4,129

LUKOIL PJSC (A)	2,087,971	286

MMC Norilsk Nickel PJSC (A)	15,556	2

Polymetal International * (A)	939,651	129

Polyus PJSC * (A)	426,420	58

Rosneft Oil PJSC (A)	23,574,787	3,229

Severstal PAO * (A)	772,406	106

		7,939

SOUTH AFRICA — 0.2%

Standard Bank Group	2,171,538	21,414,185

SOUTH KOREA — 2.0%

POSCO	560,761	122,723,625

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA (continued)

SK Telecom	2,121,306	$79,578,359

		202,301,984

TAIWAN — 3.2%

Taiwan Semiconductor Manufacturing	7,528,928	109,863,975

Taiwan Semiconductor Manufacturing ADR	2,798,668	208,472,779

		318,336,754

THAILAND — 1.3%

Kasikornbank	29,287,262	124,725,600

TURKEY — 1.4%

Akbank	15,272,976	15,950,569

BIM Birlesik Magazalar	650,910	4,760,254

KOC Holding	2,816,567	12,593,641

Turk Hava Yollari AO *	8,770,661	66,015,980

Turkiye Garanti Bankasi	6,364,032	10,212,640

Turkiye Petrol Rafinerileri *	873,790	24,734,706

		134,267,790

UNITED KINGDOM — 0.9%

Unilever ADR	88,448	4,453,357

Unilever PLC	1,715,746	85,824,838

		90,278,195

UNITED STATES — 6.1%

Consumer Staples — 3.7%

Coca-Cola	1,553,089	98,791,991

Philip Morris International	2,638,733	267,066,167

		365,858,158

Energy — 2.4%

Exxon Mobil	2,120,644	233,907,033

TOTAL UNITED STATES		599,765,191

Total Common Stock (Cost $9,169,342,393)		9,112,150,190

PREFERRED STOCK — 5.9%

BRAZIL — 5.9%

Banco Bradesco(B)	28,397,173	81,484,383

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING MARKETS EQUITY FUND DECEMBER 31, 2022 (Unaudited)

PREFERRED STOCK — continued

	Shares	Value

BRAZIL (continued)

Itau Unibanco Holding(B)	60,968,619	$288,690,842

Petroleo Brasileiro(B)	46,418,624	215,399,647

Total Preferred Stock (Cost $680,251,842)		585,574,872

Total Investments— 98.4% (Cost $9,849,594,235)		$9,697,725,062

Percentages are based on Net Assets of $9,855,971,361.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

PLC — Public Limited Company

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-001-1200

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%

	Shares	Value

AUSTRALIA — 3.6%

Glencore	7,325,009	$48,673,615

BRAZIL — 3.9%

Petroleo Brasileiro ADR	1,353,484	14,414,605

Vale	2,270,070	38,214,654

		52,629,259

CANADA — 4.1%

Enbridge	1,442,410	56,335,907

DENMARK — 3.3%

Novo Nordisk, Cl B	324,989	43,749,461

Novo Nordisk ADR	12,680	1,716,111

		45,465,572

FRANCE — 3.9%

TotalEnergies	846,138	52,963,205

GERMANY — 1.6%

Deutsche Telekom	1,128,495	22,447,294

INDIA — 6.9%

HDFC Bank ADR	1,004,014	68,684,598

ICICI Bank ADR	1,143,262	25,026,005

		93,710,603

LUXEMBOURG — 1.2%

ArcelorMittal	297,370	7,799,302

ArcelorMittal ADR	315,563	8,274,062

		16,073,364

NETHERLANDS — 1.3%

ASML Holding	33,667	18,102,044

RUSSIA — 0.0%

LUKOIL PJSC (A)	57,094	8

UNITED KINGDOM — 9.1%

AstraZeneca	93,174	12,573,088

AstraZeneca ADR	868,809	58,905,250

British American Tobacco	731,521	28,875,598

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM (continued)

British American Tobacco ADR	590,934	$23,625,541

		123,979,477

UNITED STATES — 55.7%

Consumer Staples — 8.6%

Altria Group	592,097	27,064,754

Philip Morris International	518,427	52,469,997

Walmart	268,564	38,079,689

		117,614,440

Energy — 12.3%

Exxon Mobil	799,286	88,161,246

Occidental Petroleum	611,777	38,535,833

Schlumberger	758,285	40,537,916

		167,234,995

Financials — 7.2%

Berkshire Hathaway, Cl B *	116,983	36,136,049

Berkshire Hathaway, Cl A *	12	5,624,532

Charles Schwab	681,014	56,701,226

		98,461,807

Health Care — 14.8%

Cigna	107,634	35,663,450

Elevance Health	37,866	19,424,122

Eli Lilly	71,428	26,131,219

Humana	73,088	37,434,943

UnitedHealth Group	157,028	83,253,105

		201,906,839

Industrials — 3.7%

Lockheed Martin	57,920	28,177,501

Northrop Grumman	39,858	21,746,923

		49,924,424

Information Technology — 2.2%

Microsoft	4,997	1,198,381

Visa, Cl A	135,865	28,227,312

		29,425,693

Utilities — 6.9%

American Electric Power	278,791	26,471,205

Atmos Energy	114,126	12,790,101

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY EQUITY FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Utilities (continued)

Exelon	1,285,229	$55,560,450

		94,821,756

TOTAL UNITED STATES		759,389,954

Total Common Stock (Cost $1,150,630,164)		1,289,770,302

PREFERRED STOCK — 2.3%

BRAZIL — 2.3%

Itau Unibanco Holding(B)	2,831,811	13,408,831

Petroleo Brasileiro(B)	3,716,148	17,244,306

Total Preferred Stock (Cost $32,281,679)		30,653,137

Total Investments— 96.9% (Cost $1,182,911,843)		$1,320,423,439

Percentages are based on Net Assets of $1,362,912,885.

*	Non-income producing security
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-003-0800

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%

	Shares	Value

UNITED KINGDOM — 3.0%

AstraZeneca ADR	617,867	$41,891,382

UNITED STATES — 92.8%

Consumer Discretionary — 1.5%

Home Depot	66,126	20,886,558

Consumer Staples — 12.4%

Altria Group	1,272,041	58,144,994

Philip Morris International	619,038	62,652,836

Walmart	376,149	53,334,167

		174,131,997

Energy — 19.8%

Arch Resources	233,226	33,302,341

Exxon Mobil	1,107,414	122,147,764

Occidental Petroleum	963,121	60,666,992

Schlumberger	1,161,229	62,079,302

		278,196,399

Financials — 11.3%

Apollo Global Management	213,438	13,615,210

Berkshire Hathaway, Cl B *	106,281	32,830,201

Berkshire Hathaway, Cl A *	50	23,435,550

Charles Schwab	818,629	68,159,050

LPL Financial Holdings	95,987	20,749,510

		158,789,521

Health Care — 23.4%

Cigna	166,997	55,332,786

Elevance Health	82,267	42,200,503

Eli Lilly	116,444	42,599,873

Humana	115,777	59,299,822

Stryker	142,080	34,737,139

UnitedHealth Group	180,279	95,580,320

		329,750,443

Industrials — 7.8%

Caterpillar	76,879	18,417,133

Lockheed Martin	98,746	48,038,941

Northrop Grumman	80,114	43,711,000

		110,167,074

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US SELECT QUALITY EQUITY FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Information Technology — 5.5%

Microsoft	109,381	$26,231,751

Visa, Cl A	249,397	51,814,721

		78,046,472

Materials — 0.7%

United States Steel	381,549	9,557,803

Utilities — 10.4%

American Electric Power	522,370	49,599,032

Atmos Energy	177,208	19,859,701

Exelon	1,764,576	76,282,620

		145,741,353

TOTAL UNITED STATES		1,305,267,620

Total Common Stock (Cost $1,176,705,964)		1,347,159,002

Total Investments— 95.8% (Cost $1,176,705,964)		$1,347,159,002

Percentages are based on Net Assets of $1,405,922,439.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-002-0900

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%

	Shares	Value

AUSTRALIA — 4.0%

Glencore	406,196	$2,699,113

Rio Tinto ADR	12,336	878,323

		3,577,436

BRAZIL — 10.9%

Itau Unibanco Holding ADR	352,249	1,659,093

Petroleo Brasileiro ADR	414,106	4,410,229

Vale ADR, Cl B	213,629	3,625,284

		9,694,606

CANADA — 4.7%

Enbridge	89,308	3,488,084

Fortis	16,880	674,976

		4,163,060

DENMARK — 2.2%

Novo Nordisk ADR	14,349	1,941,994

FRANCE — 4.9%

TotalEnergies	69,558	4,353,917

GERMANY — 3.6%

Deutsche Telekom	100,332	1,995,739

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,543	1,149,502

		3,145,241

INDIA — 3.2%

Infosys ADR	58,055	1,045,571

ITC	436,824	1,750,622

		2,796,193

ITALY — 3.3%

Eni ADR	56,866	1,629,779

UniCredit	92,312	1,307,554

		2,937,333

JAPAN — 1.9%

Tokio Marine Holdings	76,867	1,647,212

RUSSIA — 0.0%

Gazprom PJSC (A)	177,982	24

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)

MMC Norilsk Nickel PJSC (A)	1,511	$—

Polyus PJSC * (A)	1,565	—

Rosneft Oil PJSC (A)	134,799	19

		43

SPAIN — 3.5%

Banco Bilbao Vizcaya Argentaria	290,693	1,747,899

CaixaBank	353,212	1,384,214

		3,132,113

TAIWAN — 1.8%

Taiwan Semiconductor Manufacturing ADR	21,832	1,626,266

UNITED KINGDOM — 9.4%

AstraZeneca ADR	59,341	4,023,320

British American Tobacco ADR	107,909	4,314,202

		8,337,522

UNITED STATES — 45.0%

Consumer Staples — 10.2%

Altria Group	57,074	2,608,852

Coca-Cola	32,847	2,089,398

Philip Morris International	43,155	4,367,718

		9,065,968

Energy — 6.5%

Exxon Mobil	40,959	4,517,778

ONEOK	18,816	1,236,211

		5,753,989

Financials — 3.7%

Apollo Global Management	18,950	1,208,821

Charles Schwab	25,151	2,094,072

		3,302,893

Health Care — 12.2%

AbbVie	10,032	1,621,272

Humana	3,410	1,746,568

Johnson & Johnson	13,331	2,354,921

Roche Holding	5,248	1,647,799

UnitedHealth Group	6,612	3,505,550

		10,876,110

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS GLOBAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials — 5.9%

L3Harris Technologies	6,892	$1,434,983

Lockheed Martin	4,823	2,346,341

United Parcel Service, Cl B	8,366	1,454,346

		5,235,670

Information Technology — 2.3%

Broadcom	1,682	940,457

Oracle	13,462	1,100,384

		2,040,841

Utilities — 4.2%

Atmos Energy	9,814	1,099,855

Exelon	60,024	2,594,837

		3,694,692

TOTAL UNITED STATES		39,970,163

Total Common Stock (Cost $83,279,669)		87,323,099

Total Investments— 98.4% (Cost $83,279,669)		$87,323,099

Percentages are based on Net Assets of $88,778,472.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-006-0400

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.8%

	Shares	Value

AUSTRALIA — 7.8%

Glencore	619,187	$4,114,407

New Hope	246,217	1,061,943

Rio Tinto ADR	33,005	2,349,956

Whitehaven Coal	58,333	372,641

		7,898,947

BRAZIL — 11.4%

Ambev ADR	179,352	487,837

Banco Bradesco ADR	332,658	958,055

Itau Unibanco Holding ADR	515,673	2,428,820

Petroleo Brasileiro ADR	471,878	5,025,501

Vale ADR, Cl B	158,796	2,694,768

		11,594,981

CANADA — 11.0%

Emera	68,430	2,613,567

Enbridge	114,903	4,487,742

Fortis	71,091	2,842,696

Tourmaline Oil	23,683	1,194,157

		11,138,162

CHINA — 0.9%

PICC Property & Casualty, Cl H	941,548	893,903

DENMARK — 3.0%

Novo Nordisk, Cl B	22,622	3,045,335

FRANCE — 3.8%

TotalEnergies	60,948	3,814,982

GERMANY — 3.1%

Deutsche Telekom	80,535	1,601,950

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	4,716	1,530,074

		3,132,024

INDIA — 4.3%

Coal India	34,483	93,804

ITC	629,255	2,521,812

NTPC	433,887	872,966

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDIA (continued)

Power Grid Corp of India	340,444	$879,402

		4,367,984

INDONESIA — 1.5%

Bank Mandiri Persero	2,417,958	1,541,560

ITALY — 1.5%

Eni	109,707	1,555,585

JAPAN — 3.7%

Japan Tobacco	84,658	1,707,340

Tokio Marine Holdings	96,400	2,065,792

		3,773,132

MEXICO — 1.6%

Wal-Mart de Mexico	462,216	1,633,757

RUSSIA — 0.0%

Gazprom PJSC (A)	141,071	19

MMC Norilsk Nickel PJSC (A)	866	—

Polyus PJSC * (A)	1,135	—

Rosneft Oil PJSC (A)	98,129	14

		33

SOUTH KOREA — 1.5%

SK Telecom	37,877	1,420,912

SK Telecom ADR	3,663	75,421

		1,496,333

SWITZERLAND — 2.8%

Novartis	30,887	2,790,580

TAIWAN — 3.7%

Taiwan Semiconductor Manufacturing ADR	51,011	3,799,809

UNITED KINGDOM — 15.1%

AstraZeneca	40,263	5,433,171

British American Tobacco	167,953	6,629,670

Imperial Brands	131,653	3,279,764

		15,342,605

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS INTERNATIONAL QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES — 13.1%

Consumer Staples — 7.5%

Nestle	32,898	$3,809,654

Philip Morris International	37,888	3,834,644

		7,644,298

Energy — 3.4%

Exxon Mobil	31,415	3,465,075

Health Care — 1.9%

Roche Holding	6,000	1,883,917

Information Technology — 0.3%

Broadcom	472	263,909

TOTAL UNITED STATES		13,257,199

Total Common Stock (Cost $88,801,007)		91,076,911

PREFERRED STOCK — 0.8%

BRAZIL — 0.8%

Petroleo Brasileiro(B) Cost (895,589)	162,324	753,244

Total Investments— 90.6% (Cost $89,696,596)		$91,830,155

Percentages are based on Net Assets of $101,377,111.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR	— American Depositary Receipt

Cl — Class

PJSC —Public Joint Stock Company

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-005-0400

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.7%

	Shares	Value

AUSTRALIA — 1.0%

Rio Tinto ADR	22,069	$1,571,313

CANADA — 2.7%

Enbridge	111,303	4,351,947

UNITED KINGDOM — 6.8%

AstraZeneca ADR	75,531	5,121,002

British American Tobacco ADR	143,899	5,753,082

		10,874,084

UNITED STATES — 79.2%

Consumer Discretionary — 1.7%

Home Depot	8,535	2,695,865

Consumer Staples — 17.3%

Altria Group	170,900	7,811,839

Coca-Cola	86,224	5,484,708

General Mills	27,975	2,345,704

Philip Morris International	77,554	7,849,240

Walmart	29,706	4,212,014

		27,703,505

Energy — 15.3%

Arch Resources	15,621	2,230,522

Chevron	31,512	5,656,089

Exxon Mobil	100,027	11,032,978

ONEOK	67,603	4,441,517

Valero Energy	9,337	1,184,492

		24,545,598

Financials — 4.4%

Charles Schwab	63,629	5,297,751

CME Group, Cl A	10,150	1,706,824

		7,004,575

Health Care — 10.9%

AbbVie	27,373	4,423,751

Johnson & Johnson	29,390	5,191,743

Merck	33,571	3,724,702

UnitedHealth Group	7,904	4,190,543

		17,530,739

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS US QUALITY DIVIDEND INCOME FUND DECEMBER 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UNITED STATES (continued)

Industrials — 8.0%

Huntington Ingalls Industries	10,316	$2,379,695

L3Harris Technologies	10,234	2,130,821

Lockheed Martin	9,006	4,381,329

United Parcel Service, Cl B	22,755	3,955,729

		12,847,574

Information Technology — 5.2%

Broadcom	7,061	3,948,017

Microsoft	4,415	1,058,805

Oracle	41,267	3,373,165

		8,379,987

Materials — 2.8%

Freeport-McMoRan	78,674	2,989,612

Newmont	31,535	1,488,452

		4,478,064

Utilities — 13.6%

American Electric Power	45,282	4,299,526

Atmos Energy	27,444	3,075,649

CMS Energy	55,141	3,492,080

Exelon	184,489	7,975,459

FirstEnergy	70,658	2,963,397

		21,806,111

TOTAL UNITED STATES		126,992,018

Total Common Stock (Cost $131,888,943)		143,789,362

Total Investments— 89.7% (Cost $131,888,943)		$143,789,362

Percentages are based on Net Assets of $160,314,914.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

GQG-QH-004-0400